Warrants - (Details) shares in Thousands		6 Months Ended
	Feb. 14, 2022	Jul. 02, 2022 USD ($) $ / shares shares	Feb. 13, 2022 shares
Public Warrants
Class of Warrant or Right [Line Items]
Public Warrants exercisable term after the completion of a business combination	30 days
Number of days of which warrants will not be effective from the date of business combination	120 days
Public Warrants expiration term	5 years
Warrants outstanding | shares		2,875	2,875
Public Warrants | Redemption Of Warrants When Price Per Class Ordinary Share Equals Or Exceeds18.00
Class of Warrant or Right [Line Items]
Redemption price per public warrant (in dollars per share) | $ / shares | $ / shares		$ 0.01
Warrant redemption condition minimum share price | $ / shares | $ / shares		$ 18.00
Threshold trading days for redemption of public warrants | D | $		20
Threshold consecutive trading days for redemption of public warrants | D | $		30
Redemption period		30 days
Private Placement Warrants
Class of Warrant or Right [Line Items]
Warrants outstanding | shares			102